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                     CERTIFICATION PURSUANT TO RULE 497 (j)


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies as follows this 15th day of September, 1998:


     (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent registration statement or amendment, and


     (2) the text of the most recent registration statement or amendment has been filed electronically.


                                       DOMINION FUNDS, INC.


                                       By: /s/ Brian E. White
                                           ------------------------------------
                                           Brian E. White, President